Convertible 2015 Notes Payable (Details 1) - Warrant Liability [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Annual dividend yield
Expected life (years)		4 years 15 days
Risk-free interest rate		0.99%
Expected volatility		134.00%
Minimum [Member]
Debt Instrument [Line Items]
Expected life (years)	1 month 6 days
Risk-free interest rate	0.005%
Expected volatility	0.98%
Maximum [Member]
Debt Instrument [Line Items]
Expected life (years)	5 years
Risk-free interest rate	0.009%
Expected volatility	1.07%